CONSOLIDATED BALANCE SHEETS $ in Thousands	Dec. 31, 2014 USD ($)
Current Assets:
Cash and cash equivalents	$ 79,025
Accounts receivable
Trade	28,311
Oil, natural gas and NGL sales	11,418
Inventory and prepaid expenses	4,451
Commodity derivative asset	39,793
Total Current Assets	162,998
Property and Equipment (successful efforts method), at cost:
Proved oil and gas properties	594,847
Unproved oil and gas properties	405,632
Wells in progress	41,160
Less: accumulated depletion, depreciation and amortization	(33,896)
Net oil and gas properties	1,007,743
Other property and equipment, net of accumulated depreciation of $6,109 and $218, respectively	12,642
Net Property and Equipment	1,020,385
Non-Current Assets:
Cash held in escrow	10,071
Other non-current assets	1,507
Commodity derivative asset	6,108
Total Non-Current Assets	17,686
Total Assets	1,201,069
Current Liabilities:
Accounts payable and accrued liabilities	81,611
Due to related party	183
Revenue payable	35,050
Production taxes payable	7,149
Accrued interest payable	173
Asset retirement obligations	1,175
Total Current Liabilities	125,341
Non-Current Liabilities:
Credit facility	100,000
Second Lien Notes, net of unamortized debt discount and debt issuance costs (Note 5)	408,903
Production taxes payable	16,362
Asset retirement obligations	5,275
Total Non-Current Liabilities	530,540
Total Liabilities	655,881
Members' Equity:
Retained earnings (deficit)	50,030
Total Members' Equity	545,188
Total Liabilities and Members' Equity	1,201,069
Tranche A units
Members' Equity:
Preferred and Common Members' equity	$ 495,158